Significant accounting policies - Financial liabilities and equity instruments (Convertible Bonds) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Significant accounting policies
Gain or loss recognized in profit or loss upon conversion or expiration of the conversion option	$ 0